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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:
          Separate Account Three of The Manufacturers Life Insurance Company of America
          200 Bloor Street East
          Toronto, Ontario, Canada M4W 1E5

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ x ]

          Variable Insurance Contracts

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3.   Investment Company Act File Number: 811-4834

     Securities Act File Number:  33-52310 and 33-77256

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4(a). Last day of fiscal year for which this Form is filed : December 31, 1998

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4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (I)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24 (f):                                         $125,895,605

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:    $(36,715,040)

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to
           the Commission:                           $          0

     (iv)  Total available redemption credits
           [add items 5(ii) and 5(iii)]:                          -$(36,715,040)

     (v)   Net sales -- if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]                                         $ 89,180,565

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     (vi)   Redemption credits available for use in
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item (iv) from
            Item 5(i)]:                               $       (0)

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                               x.000278

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
            due):                                                    =$24,792.20

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

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7.   Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                     +$        0

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8.   Total of the amount of the registration fees due plus any interest due [line 5(viii) plus line 7]:
                                                     =$24,792.20

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: March 29, 1999

          Method of Delivery:
                            [ X ] Wire Transfer
                            [   ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)   /S/ DOUGLAS MYERS
                           --------------------------------------
                           Douglas Myers, Vice President, Finance


Date:  March 30, 1999